Annual Total Returns [BarChart] - Nuveen Minnesota Intermediate Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	3.17%
Annual Return 2011	9.44%
Annual Return 2012	4.90%
Annual Return 2013	(1.52%)
Annual Return 2014	6.96%
Annual Return 2015	3.05%
Annual Return 2016	(0.10%)
Annual Return 2017	4.58%
Annual Return 2018	0.79%
Annual Return 2019	6.41%